                    TABLE OF CONTENTS

A Farewell from the Chairman.....................  1
Portfolio of Investments.........................  2
Statement of Assets and Liabilities.............. 13
Statement of Operations.......................... 14
Statement of Changes in Net Assets............... 15
Financial Highlights............................. 16
Notes to Financial Statements.................... 18
Report of Independent Accountants................ 25
Dividend Reinvestment Plan....................... 26

VKQ ANR 12/98

                          A FAREWELL FROM THE CHAIRMAN

             ------------------------   -  ------------------------

Dear Shareholder,

    Since I became president and chief executive officer in 1987, much has changed in our business. However, one thing has remained constant through these years--my commitment to you, the trust shareholder. Through the many events at Van Kampen that have marked the passage of time--including several mergers, company name changes, and leadership changes--we have always focused on providing superior investments and the highest level of customer service to help you meet your investment objectives. I'm proud to say that during my tenure, Van Kampen won eight consecutive awards for high-quality customer service--more consecutive service awards than any other firm in the financial services industry.(1) My successor, Dick Powers, shares this commitment to meeting your needs and providing innovative and efficient ways to help you work with your investment adviser to reach your financial goals.
    Although my official retirement begins on January 1, 1999, I will remain active in the industry and the community. I plan to continue my service as a member of the board of directors of the Investment Company Institute, the leading mutual fund industry association, and I will remain a trustee of your Trust.
    In closing, I want to say farewell to all of you. Thank you for your support of Van Kampen over the years and for giving me the opportunity to serve you.

Best wishes,

[SIG]
Don G. Powell

             ------------------------   -  ------------------------

(1)American Capital, which merged with Van Kampen in 1995, received the DALBAR Service Award annually from 1990 to 1994. The award was called the Quality Tested Service Seal until 1997.

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             MUNICIPAL BONDS  101.8%
             ALASKA  3.3%
 $ 30,000    Alaska Indl Dev & Expt Auth Pwr Rev
             Snettisham Hydroelec First Ser (AMBAC
             Insd)......................................        5.375%  01/01/34   $ 30,372,300
                                                                                   ------------
             CALIFORNIA  4.9%
    3,000    California Hlth Fac Fin Rev Ser A (CA Mtg
             Insd)......................................        5.250   08/01/17      3,042,060
    5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
             Rev (MBIA Insd)............................            *   09/01/17      1,975,950
    1,500    Davis, CA Pub Fac Fin Auth Local Agy Rev...        6.600   09/01/25      1,607,625
    2,000    Del Mar, CA Race Track Auth Rev Rfdg.......        6.000   08/15/06      2,142,900
    7,310    Delano, CA Ctfs Partn Ser A (Prerefunded @
             01/01/03)..................................        9.250   01/01/22      9,067,324
    2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
             Santa Fe Redev.............................        6.200   10/01/27      2,338,314
    3,000    Los Angeles, CA Unified Sch Dist Ctfs Partn
             (FSA Insd).................................        5.500   10/01/16      3,194,550
   10,000    Orange Cnty, CA Recovery Ctfs Ser A Rfdg
             (MBIA Insd) (b)............................        6.000   06/01/09     11,557,600
    5,695    Sacramento, CA City Fin Auth Rev Comb Proj
             B (MBIA Insd)..............................            *   11/01/14      2,651,307
    1,375    San Bernardino, CA Jt Pwrs Fin Auth Alloc
             Rev Central City Merged Proj A Rfdg (AMBAC
             Insd)......................................        5.750   07/01/20      1,536,755
    4,000    San Francisco, CA City & Cnty Arpts Comm
             Intl Arpt Rev Second Ser Issue 13B (MBIA
             Insd)......................................        5.625   05/01/21      4,178,480
    7,000    San Joaquin Hills, CA Trns Corridor Agy
             Toll Rd Rev Cap Apprec Ser A Rfdg (MBIA
             Insd)......................................            *   01/15/30      1,447,250
    1,000    Stockton, CA Comnty Fac Dist Spl Tax.......        5.800   09/01/14      1,031,290
                                                                                   ------------
                                                                                     45,771,405
                                                                                   ------------
             COLORADO  9.7%
   19,500    Arapahoe Cnty, CO Cap Impt Trust Fund Hwy
             Rev E-470 Proj Ser C (Prerefunded @
             08/31/05)..................................            *   08/31/26      3,078,855
    5,000    Boulder Cnty, CO Rev Natl Cent Atmosphere
             Impt & Rfdg................................        6.900   12/01/07      5,473,750
    8,500    Boulder Cnty, CO Rev Natl Cent Atmosphere
             Impt & Rfdg................................        7.000   12/01/13      9,314,725
    1,635    Colorado Hsg Fin Auth Single Family Pgm Sr
             Gtd Mtg Ln D3 (FHA Gtd)....................        7.200   08/01/23      1,765,130
    9,135    Denver, CO City & Cnty Arpt Rev Ser A
             (b)........................................        8.250   11/15/12      9,999,354
   11,695    Denver, CO City & Cnty Arpt Rev Ser A
             (b)........................................        8.500   11/15/23     12,858,185
    7,795    Denver, CO City & Cnty Arpt Rev Ser A
             (b)........................................        8.000   11/15/25      8,478,855
    1,105    Denver, CO City & Cnty Arpt Rev Ser A
             (Prerefunded @ 11/15/00)...................        8.500   11/15/23      1,233,987
      740    Denver, CO City & Cnty Arpt Rev Ser A
             (Prerefunded @ 11/15/00)...................        8.000   11/15/25        819,150

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             COLORADO (CONTINUED)
 $    865    Denver, CO City & Cnty Arpt Rev Ser A
             (Prerefunded @ 11/15/00)...................        8.250%  11/15/12   $    961,741
    8,790    Denver, CO City & Cnty Arpt Rev Ser D
             (b)........................................        7.000   11/15/25      9,432,461
    2,310    Denver, CO City & Cnty Arpt Rev Ser D
             (Prerefunded @ 11/15/01)...................        7.000   11/15/25      2,530,836
   22,000    Meridian Metro Dist CO Peninsular &
             Oriental Steam Navig Co Rfdg (b)...........        7.500   12/01/11     24,156,000
                                                                                   ------------
                                                                                     90,103,029
                                                                                   ------------
             CONNECTICUT  2.5%
    7,140    Connecticut St Hlth & Edl Fac Auth Rev
             Nursing Home Proj AHF/Hartford.............        7.125   11/01/24      8,264,550
    3,540    Mashantucket Western Pequot Tribe CT Spl
             Rev Ser A, 144A-Private Placement (c)......        6.400   09/01/11      3,922,922
    3,460    Mashantucket Western Pequot Tribe CT Spl
             Rev Ser A, 144A-Private Placement
             (Prerefunded @ 09/01/07) (c)...............        6.400   09/01/11      4,053,390
    7,000    Mashantucket Western Pequot Tribe CT Spl
             Rev Ser B, 144A-Private Placement (c)......        5.750   09/01/27      7,294,700
                                                                                   ------------
                                                                                     23,535,562
                                                                                   ------------
             DELAWARE  0.5%
    2,000    Delaware St Econ Dev Auth Rev Exempt Fac
             Delmarva Pwr & Lt Co.......................        7.500   10/01/17      2,066,820
    2,460    Delaware St Hsg Auth Rev Sr Home Mtg Ser B
             Subser B2..................................        7.200   12/01/21      2,613,627
                                                                                   ------------
                                                                                      4,680,447
                                                                                   ------------
             DISTRICT OF COLUMBIA  0.3%
    1,000    District of Columbia Hosp Rev Medlantic
             Hlthcare Group A Rfdg (MBIA Insd) (b)......        5.875   08/15/19      1,074,630
    2,000    District of Columbia Rev Carnegie
             Endowment..................................        5.750   11/15/26      2,095,500
                                                                                   ------------
                                                                                      3,170,130
                                                                                   ------------
             FLORIDA  1.4%
    2,600    Brevard Cnty, FL Sch Brd Ctfs Partn Ser A
             (AMBAC Insd)...............................        5.400   07/01/10      2,824,016
    1,000    Hillsborough Cnty, FL Indl Dev Auth Indl
             Dev Rev Univ Cmnty Hosp (MBIA Insd)........        5.750   08/15/14      1,090,010
    7,615    Sarasota Cnty, FL Hlth Fac Auth Rev
             Hlthcare Kobernick/Meadow Pk (Prerefunded @
             07/01/02)..................................       10.000   07/01/22      9,310,327
                                                                                   ------------
                                                                                     13,224,353
                                                                                   ------------
             GEORGIA  3.7%
    1,500    Atlanta, GA Wtr & Swr Rev (FGIC Insd)......        4.500   01/01/18      1,416,060
   30,000    Georgia Local Govt Ctfs Partn Grantor Trust
             Ser A (MBIA Insd)..........................        4.750   06/01/28     28,810,800
    4,000    Muni Elec Auth GA Proj One Subser A (AMBAC
             Insd)......................................        6.250   01/01/14      4,504,520
                                                                                   ------------
                                                                                     34,731,380
                                                                                   ------------

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             ILLINOIS  10.4%
 $  4,795    Bedford Park, IL Tax Increment Rev Sr Lien
             Bedford City Sq Proj.......................        9.250%  02/01/12   $  5,492,529
    3,650    Carol Stream, IL First Mtg Rev 1st Mtg
             Windsor Pk Mnr Proj........................        7.000   12/01/13      3,982,880
    5,000    Chicago, IL Midway Arpt Rev Ser B (MBIA
             Insd)......................................        5.000   01/01/35      4,889,200
    2,500    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
             American Airls Inc Proj Rfdg...............        8.200   12/01/24      2,971,100
    7,475    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
             United Airls Inc...........................        8.400   05/01/04      7,968,724
   10,600    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
             United Airls Inc (b).......................        8.500   05/01/18     11,372,422
    4,380    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
             United Airls Inc Ser A.....................        8.400   05/01/18      4,592,912
    4,415    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
             United Airls Inc Ser B.....................        8.950   05/01/18      4,889,480
    1,000    Hodgkins, IL Tax Increment.................        9.500   12/01/09      1,174,240
    3,200    Hodgkins, IL Tax Increment (Prerefunded @
             12/01/01)..................................        9.500   12/01/09      3,760,000
    4,000    Hodgkins, IL Tax Increment Ser A Rfdg......        7.625   12/01/13      4,469,320
    2,500    Illinois Dev Fin Auth Rev Catholic
             Charities Hsg Dev..........................        6.350   01/01/25      2,622,200
    4,000    Illinois Edl Fac Auth Rev..................        6.000   10/01/24      4,135,880
    1,740    Illinois Edl Fac Auth Rev Riverside Hlth
             Sys Ser A Rfdg.............................        5.900   10/01/14      1,801,596
    2,500    Illinois Hlth Fac Auth Rev Evangelical Hosp
             Ser C Rfdg (FSA Insd)......................        6.750   04/15/12      2,855,975
    7,750    Illinois Hlth Fac Auth Rev Fairview Oblig
             Group Proj A (Prerefunded @ 10/01/02)......        9.500   10/01/22      9,457,247
    4,455    Illinois Hlth Fac Auth Rev Hinsdale Hosp
             Ser B Rfdg.................................        9.000   11/15/15      5,021,097
    1,500    Illinois Hlth Fac Auth Rev Sarah Bush
             Lincoln Hlth Cent (Prerefunded @
             05/15/02)..................................        7.250   05/15/12      1,700,745
   10,000    Illinois Hlth Fac Auth Rev Servantcor Ser A
             (Prerefunded @ 08/15/01) (b)...............        8.000   08/15/21     11,293,100
    1,015    Illinois Hsg Dev Auth Rev Homeowner Mtg
             Subser A2..................................        7.125   08/01/26      1,107,152
    1,510    Roselle, IL Multi-Family Hsg Rev Waterbury
             Apts Ser A Rfdg (GNMA Collateralized)......        7.000   01/01/25      1,662,449
                                                                                   ------------
                                                                                     97,220,248
                                                                                   ------------
             INDIANA  1.1%
    2,500    Indiana Bond Bank Spl Pgm Ser F............        7.150   08/01/15      2,704,225
    2,874    Indiana Dev Fin Auth Indl Dev Rev Unr-Rohn
             Inc Proj...................................        7.500   03/01/11      3,142,202
    2,000    Indiana Hlth Fac Fin Auth Rev Marquette
             Manor Proj Rfdg............................        5.000   08/15/18      1,896,300
    2,000    Plymouth, IN Multi Sch Bldg Corp First Mtg
             (Prerefunded @ 01/01/02) (AMBAC Insd)......        6.750   01/01/13      2,214,100
                                                                                   ------------
                                                                                      9,956,827
                                                                                   ------------

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             KANSAS  2.4%
 $ 20,000    Burlington, KS Pollutn Ctl Rev KS Gas &
             Elec Co Proj Rfdg (MBIA Insd) (b)..........        7.000%  06/01/31   $ 21,848,400
                                                                                   ------------
             KENTUCKY  1.3%
    2,000    Ashland, KY Solid Waste Rev Ashland Oil Inc
             Proj.......................................        7.200   10/01/20      2,169,160
    4,000    Elsmere, KY Indl Dev Rev Rfdg..............        6.750   04/01/10      4,325,400
    4,880    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
             Delta Airls Proj Ser A.....................        7.125   02/01/21      5,276,500
                                                                                   ------------
                                                                                     11,771,060
                                                                                   ------------
             LOUISIANA  0.7%
      785    East Baton Rouge, LA Mtg Fin Auth Single
             Family Mtg Pur Ser A Rfdg (GNMA
             Collateralized) (b)........................        7.100   10/01/24        832,367
    4,945    East Baton Rouge, LA Mtg Fin Auth Single
             Family Mtg Pur Ser C Rfdg (GNMA
             Collateralized) (b)........................        7.000   04/01/32      5,228,200
                                                                                   ------------
                                                                                      6,060,567
                                                                                   ------------
             MAINE  0.1%
    1,000    Maine Vets Homes ME Rev....................        7.750   10/01/20      1,137,990
                                                                                   ------------
             MARYLAND  2.0%
    2,300    Baltimore, MD Cap Apprec Cons Pub Impt &
             Rfdg (FGIC Insd)...........................            *   10/15/06      1,592,957
    1,845    Baltimore, MD Cap Apprec Ser A (FGIC
             Insd)......................................            *   10/15/07      1,220,394
    2,075    Baltimore, MD Cap Apprec Ser A (Prerefunded
             @ 10/15/05) (FGIC Insd)....................            *   10/15/07      1,391,370
  139,445    Maryland St Cmnty Dev Admin Dept Hsg &
             Cmnty Dev Single Family Rev Pgm 6..........            *   04/01/30     14,371,202
                                                                                   ------------
                                                                                     18,575,923
                                                                                   ------------
             MASSACHUSETTS  1.2%
    2,600    Massachusetts St Hlth & Edl Fac Auth Rev
             Med Cent of Central MA.....................        7.100   07/01/21      2,808,390
    5,000    Massachusetts St Hlth & Edl Fac Auth Rev
             New England Med Cent Hosp Ser G (Embedded
             Swap) (MBIA Insd) (d)......................  3.100/5.000   07/01/13      4,957,400
    1,375    Massachusetts St Hlth & Edl Fac Auth Rev
             Winchester Hosp Ser D Rfdg (Connie Lee
             Insd)......................................        5.750   07/01/14      1,500,620
    1,805    Massachusetts St Hsg Fin Agy Hsg Rev Rental
             Mtg Ser C (AMBAC Insd).....................        5.450   07/01/18      1,853,356
                                                                                   ------------
                                                                                     11,119,766
                                                                                   ------------
             MICHIGAN  1.5%
    4,000    Detroit, MI Local Dev Fin Auth Tax
             Increment Sr Ser B.........................        6.700   05/01/21      4,168,040
    1,000    Detroit, MI Local Dev Fin Auth Ser C.......        6.850   05/01/21      1,044,840
    1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev
             Hillsdale Cmnty Hlth Cent..................        5.750   05/15/18      1,242,929
    2,000    Michigan Muni Bond Auth Rev Local Govt Ln
             Ser C-A (FSA Insd).........................            *   06/15/13      1,002,300

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             MICHIGAN (CONTINUED)
 $  1,000    Michigan St Hosp Fin Auth Rev Hosp Genesys
             Regl Med Rfdg (ACA Insd)...................        5.500%  10/01/18   $  1,017,620
    2,000    Michigan St Hosp Fin Auth Rev Hosp Genesys
             Regl Med Rfdg (ACA Insd)...................        5.500   10/01/27      2,028,600
    1,000    Michigan St Hosp Fin Auth Rev Hosp Genesys
             Regl Med Ser A Rfdg........................        5.375   10/01/13      1,026,980
    1,720    Michigan St Hosp Fin Auth Rev Saratoga
             Cmnty Hosp Rfdg (Prerefunded 06/01/02).....        8.750   06/01/10      1,999,793
                                                                                   ------------
                                                                                     13,531,102
                                                                                   ------------
             MINNESOTA  0.4%
    4,100    Minnesota St Higher Ed Fac Auth Rev Adj
             Bethel 4S (LOC: Allied Irish Bank PLC).....        5.100   04/01/28      4,121,156
                                                                                   ------------
             MISSISSIPPI  0.7%
    3,750    Claiborne Cnty, MS Pollutn Ctl Rev Sys
             Energy Res Inc Rfdg........................        7.300   05/01/25      3,937,313
    1,985    Mississippi Home Corp Single Family Rev Mtg
             Ser F (GNMA Collateralized)................        7.550   12/01/27      2,273,559
                                                                                   ------------
                                                                                      6,210,872
                                                                                   ------------
             MISSOURI  1.2%
    1,740    Good Shepherd Nursing Home Dist MO Nursing
             Home Fac Rev (Prerefunded @ 08/15/05)......        7.625   08/15/15      2,137,747
    3,750    Hannibal, MO Indl Dev Auth Hlth Fac Rev
             Hannibal Regl Hlthcare Sys Inc (Prerefunded
             @ 09/01/01)................................        9.500   03/01/22      4,468,387
    2,810    Perry Cnty, MO Nursing Home Rev Rfdg.......        5.900   03/01/28      2,780,720
    2,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd).....        5.000   06/01/11      2,079,880
                                                                                   ------------
                                                                                     11,466,734
                                                                                   ------------
             MONTANA  0.5%
    3,900    Montana St Coal Severance Tax Broadwater
             Pwr Proj Ser A Rfdg........................        6.875   12/01/17      4,208,100
                                                                                   ------------
             NEBRASKA  0.1%
    1,000    Nebraska Invt Fin Auth Single Family Hsg
             Rev Ser D (GNMA Collateralized)............        5.850   09/01/28      1,045,660
                                                                                   ------------
             NEVADA  1.7%
    2,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
             Ser B Rfdg.................................        5.900   10/01/30      2,034,900
    4,260    Clark Cnty, NV Pollutn Ctrl Rev NV Pwr Co
             Proj Ser D.................................        5.450   10/01/23      4,232,225
      835    Henderson, NV Local Impt Dist No T-4 Ser
             A..........................................        8.500   11/01/12        863,774
    1,445    Reno, NV Redev Agy Tax Alloc Downtown Redev
             Sr Lien F Rfdg (MBIA Insd).................        5.000   09/01/13      1,465,649
    1,000    Reno, NV Redev Agy Tax Alloc Downtown Redev
             Sr Lien F Rfdg (MBIA Insd).................        5.000   09/01/14      1,009,610
    6,075    Washoe Cnty, NV Gas & Wtr Fac Rev Sierra
             Pacific (AMBAC Insd).......................        6.300   12/01/14      6,620,353
                                                                                   ------------
                                                                                     16,226,511
                                                                                   ------------

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             NEW HAMPSHIRE  0.6%
 $  2,000    New Hampshire High Edl & Hlth Riverwoods At
             Exeter Ser A...............................        6.500%  03/01/23   $  2,146,920
    3,955    New Hampshire High Edl & Hlth Fac Auth Rev
             Cheshire Med Ctr...........................        4.875   07/01/28      3,663,081
                                                                                   ------------
                                                                                      5,810,001
                                                                                   ------------
             NEW JERSEY  5.4%
    4,000    Camden Cnty, NJ Impt Auth Lease Rev........        8.000   06/01/27      4,521,520
    1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/00        954,820
    1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/02        883,720
    1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/03        847,950
    1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/04        812,050
    1,460    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/05      1,133,164
    1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/06      1,088,539
    1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/07      1,147,684
    1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
             (FGIC Insd)................................            *   03/01/08      1,051,024
    5,000    New Jersey Econ Dev Auth Wtr Fac Rev (FGIC
             Insd)......................................        6.500   04/01/22      5,461,900
   25,000    New Jersey Econ Dev Auth Contract Econ
             Recovery
             (Embedded Cap) (MBIA Insd) (b).............        5.900   03/15/21     28,502,750
    3,500    New Jersey St Turnpike Auth Turnpike Rev
             Ser C (FSA Insd)...........................        6.500   01/01/16      4,206,335
                                                                                   ------------
                                                                                     50,611,456
                                                                                   ------------
             NEW MEXICO  0.1%
      548    Santa Fe, NM Single Family Mtg Rev Rfdg....        8.450   12/01/11        587,050
                                                                                   ------------
             NEW YORK  11.9%
    5,000    Long Island Pwr Auth NY Elec Sys Rev Genl
             (FSA Insd) (a).............................        4.000   04/01/05      4,984,450
   15,000    Long Island Pwr Auth NY Elec Sys Rev Genl
             (MBIA Insd) (a)............................        4.100   04/01/07     14,920,350
    5,550    Metro Tran Auth NY Svcs Contract Commuter
             Fac Ser N Rfdg.............................        6.000   07/01/11      5,791,092
    1,900    Metro Tran Auth NY Svcs Contract Tran Fac
             Ser N Rfdg.................................        6.000   07/01/11      1,982,536
    2,000    New York City Hlth & Hosp Corp Rev Ser A
             Rfdg (AMBAC Insd)..........................        5.750   02/15/22      2,110,300
    7,000    New York City Ser A........................        6.250   08/01/08      7,951,860
       25    New York City Ser A........................        7.750   08/15/12         27,875

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             NEW YORK (CONTINUED)
 $  1,475    New York City Ser A (Prerefunded @
             08/15/01)..................................        7.750%  08/15/12   $  1,656,528
      665    New York City Ser C........................        7.100   08/15/01        720,993
      835    New York City Ser C (Prerefunded @
             08/15/01)..................................        7.100   08/15/10        912,271
    5,000    New York City Subser A1 (Embedded Swap)....        6.710   08/01/12      5,276,200
    1,250    New York St Dorm Auth Rev FHA-Sarah Neuman
             Nursing Home (AMBAC Insd)..................        5.500   08/01/37      1,307,213
    5,000    New York St Dorm Auth Rev City Univ Ser
             F..........................................        5.500   07/01/12      5,239,500
    6,800    New York St Dorm Auth Rev Cons City Univ
             Sys Ser A..................................        5.625   07/01/16      7,348,488
    1,400    New York St Dorm Auth Rev Hosp Spl Surgery
             (MBIA Insd)................................        5.000   02/01/18      1,400,490
    4,250    New York St Energy Resh & Dev Auth Fac Rev
             Cons Edison Co Proj Ser B Rfdg (MBIA
             Insd)......................................        5.250   08/15/20      4,317,533
    4,425    New York St Environmental Fac Corp Pollutn
             Ctl Rev (Prerefunded 06/15/04).............        6.700   06/15/10      5,097,334
    2,950    New York St Environmental Fac Corp Pollutn
             Ctl Rev St Wtr Revolving Fd Ser E..........        6.700   06/15/10      3,357,277
    2,920    New York St Med Care Fac Fin Agy Rev Mental
             Hlth Svcs Fac Ser D........................        7.400   02/15/18      3,251,800
    6,150    New York St Urban Dev Corp Rev Correctional
             Cap Fac Ser A Rfdg (FSA Insd)..............        5.250   01/01/14      6,544,522
    5,420    New York, NY Ser B.........................        7.500   02/01/05      6,067,202
    1,580    New York, NY Ser B (Prerefunded
             02/01/02)..................................        7.500   02/01/05      1,782,904
      420    New York, NY Ser F.........................        8.250   11/15/02        477,023
    2,165    New York, NY Ser F (Prerefunded
             11/15/01)..................................        8.250   11/15/02      2,480,332
    5,535    New York, NY Ser J.........................        5.200   08/01/16      5,619,741
    3,000    Onondaga Cnty, NY Indl Dev Agy Swr Fac Rev
             Bristol-Meyers Squibb Co Proj (MBIA
             Insd)......................................        5.750   03/01/24      3,332,550
    6,449    Plainedge, NY Union Free Sch Dist #2063....        6.000   06/01/12      6,892,147
                                                                                   ------------
                                                                                    110,850,511
                                                                                   ------------
             NORTH CAROLINA  2.0%
    3,750    North Carolina Med Care Comm Hlthcare Fac
             Rev Novant Hlth Proj Ser A (MBIA Insd).....        5.000   10/01/18      3,758,213
   13,300    North Carolina Muni Pwr Agy No 1 Catawba
             Elec Rev (MBIA Insd) (b)...................        6.000   01/01/12     15,258,026
                                                                                   ------------
                                                                                     19,016,239
                                                                                   ------------
             OHIO  5.3%
    3,245    Cleveland Cuyahoga Cnty OH Dev Port Auth
             Rev Cleveland Bond Fd Ser B................        5.375   05/15/18      3,226,276
    5,375    Franklin Cnty, OH Hosp Rev Holy Cross Hlth
             Sys Ser B Rfdg (MBIA Insd).................        5.250   06/01/10      5,668,529
   20,000    Hamilton Cnty, OH Hosp Fac Rev Childrens
             Hosp Med Ctr Ser G C (MBIA Insd)...........        4.750   05/15/28     18,980,800

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             OHIO (CONTINUED)
 $  1,905    Jefferson Cnty, OH Impt & Rfdg (FSA
             Insd)......................................        5.700%  12/01/13   $  2,174,272
    3,970    Jefferson Cnty, OH Impt & Rfdg (FSA
             Insd)......................................        5.000   12/01/17      4,011,129
    2,270    Montgomery Cnty, OH Hosp Rev Kettering Med
             Cent Impt & Rfdg (MBIA Insd)...............        6.250   04/01/20      2,675,240
    1,000    Ohio St Air Qual Dev Auth Rev JMG Funding
             Ltd Partnership Proj Rfdg (AMBAC Insd).....        6.375   04/01/29      1,113,750
    2,750    Ohio St Infrastructure Impt Ser B..........        5.000   02/01/16      2,807,200
    3,000    Parma, OH Hosp Impt Rev Parma Cmnty Gen
             Hosp Assoc Rfdg............................        5.375   11/01/29      3,023,760
    5,000    Reynoldsburg, OH Hlth Care Fac Rev Wesley
             Ridge Proj (GNMA Collateralized)...........        6.150   10/20/38      5,453,900
                                                                                   ------------
                                                                                     49,134,856
                                                                                   ------------
             OKLAHOMA  1.7%
    2,775    Cleveland Cnty, OK Home Ln Auth Single
             Family Mtg Rev Rfdg........................        8.000   08/01/12      2,959,205
    1,240    Kay Cnty, OK Home Fin Auth Rev Single
             Family Mtg Ser A Rfdg (AMBAC Insd).........        7.000   11/01/11      1,547,532
    7,990    Oklahoma Hsg Fin Agy Single Family Rev Mtg
             Class B (GNMA Collateralized)..............        7.997   08/01/18      9,408,624
    1,500    Tulsa, OK Muni Arpt Tran Rev American Airls
             Inc........................................        7.600   12/01/30      1,627,065
                                                                                   ------------
                                                                                     15,542,426
                                                                                   ------------
             PENNSYLVANIA  4.0%
    2,500    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp
             OH Vly Genl Hosp Rfdg......................        5.875   04/01/11      2,575,675
   11,000    Beaver Cnty, PA Hosp Auth Rev Vly Hlth Sys
             Inc (AMBAC Insd)...........................        5.000   05/15/28     10,758,880
    2,000    Berks Cnty, PA Muni Auth Rev Phoebe Devitt
             Homes Proj A1 Rfdg.........................        5.700   05/15/18      1,981,340
    1,000    Berks Cnty, PA Muni Auth Rev Phoebe Devitt
             Homes Proj A1 Rfdg.........................        5.750   05/15/22        992,320
    1,150    Butler Cnty, PA Hosp Auth Hosp Rev Butler
             Mem Hosp Ser A (FSA Insd)..................        5.250   07/01/12      1,198,806
    2,165    Clarion Cnty, PA Hosp Auth Hosp Rev Clarion
             Hosp Proj (Prerefunded @ 07/01/01).........        8.500   07/01/21      2,463,250
   10,000    Geisinger Auth PA Hlth Sys Ser A
             (Prerefunded @ 07/01/02)...................        6.400   07/01/22     11,080,300
    2,475    Harrisburg, PA Cap Apprec Notes Ser F Rfdg
             (AMBAC Insd)...............................            *   03/15/14      1,167,012
    2,000    Montgomery Cnty, PA Indl Dev Auth
             Retirement Cmnty Rev Adult Cmntys Total
             Svcs Ser B.................................        5.625   11/15/12      2,108,200
    2,700    Pennsylvania Econ Dev Fin Auth Res Recovery
             Rev Colver Proj Ser D......................        7.125   12/01/15      3,006,045
                                                                                   ------------
                                                                                     37,331,828
                                                                                   ------------

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             RHODE ISLAND  1.1%
 $  2,420    Providence, RI Redev Agy Ctfs Partn Ser
             A..........................................        8.000%  09/01/24   $  2,668,195
    4,750    Rhode Island Hsg & Mtg Fin Corp Ser 8
             (Inverse Fltg).............................       10.367   04/01/24      5,379,375
    2,000    Rhode Island St Hlth & Edl Bldg Corp Rev
             Higher Edl Fac Roger Williams (Prerefunded
             @ 11/15/04) (Connie Lee Insd)..............        7.250   11/15/24      2,387,380
                                                                                   ------------
                                                                                     10,434,950
                                                                                   ------------
             TENNESSEE  0.5%
    4,168    Shelby Cnty, TN Hlth Edl & Hsg Fac Brd Rev
             Multi-Family Mtg Rock Creek Plaza Rfdg
             (GNMA Collateralized)......................        7.375   01/20/27      4,463,893
                                                                                   ------------
             TEXAS  6.7%
    6,500    Alliance Arpt Auth Inc TX Spl Fac Rev
             American Airls Inc Proj....................        7.500   12/01/29      6,969,885
   10,000    Brazos River Auth TX Pollutn Ctl Rev Coll
             Util Elec Co Proj C Rfdg...................        5.550   06/01/30      9,882,000
    6,000    Brazos River Auth TX Pollutn Ctl Rev Coll
             TX Util Elec Co Proj A (AMBAC Insd)........        6.750   04/01/22      6,589,500
    1,000    Brazos River Auth TX Rev Houston Inds Inc
             Proj D Rfdg (MBIA Insd)....................        4.900   10/01/15      1,013,200
      420    Brazos, TX Higher Edl Auth Inc Student Ln
             Rev Subser C2 Rfdg.........................        7.100   11/01/04        474,180
    2,500    Coastal Bend Hlth Fac Dev TX Ser C (Inverse
             Fltg) (AMBAC Insd).........................        8.028   11/15/13      2,868,750
   15,000    Dallas-Fort Worth, TX Intl Arpt Fac Impt
             Corp Rev American Airls Inc (b)............        7.500   11/01/25     16,061,250
    3,600    Dallas-Fort Worth, TX Intl Arpt Fac Impt
             Corp Rev Delta Airls Inc...................        7.625   11/01/21      3,946,896
    3,180    Harris Cnty, TX Hlth Fac Hosp Memorial
             Hermann Hosp Sys Proj (FSA Insd)...........        5.125   06/01/22      3,141,268
    3,885    Houston, TX Indpt Sch Dist Pub Cap Apprec
             Cesar E Chavez Ser A (AMBAC Insd)..........            *   09/15/18      1,419,618
    3,885    Houston, TX Indpt Sch Dist Pub Cap Apprec
             Cesar E Chavez Ser A (AMBAC Insd)..........            *   09/15/20      1,274,668
    3,885    Houston, TX Indpt Sch Dist Pub Cap Apprec
             Cesar E Chavez Ser A (AMBAC Insd)..........            *   09/15/21      1,208,390
    4,913    Region One Education Service Center
             Sub-Tech Fac Proj..........................        6.590   12/15/17      5,277,341
    2,200    Rockwall, TX Indpt Sch Dist Cap Apprec Rfdg
             (PSF Gtd)..................................            *   08/15/17        820,336
    1,740    Texas Genl Svcs Comm Partn Int Lease Purch
             Ctfs.......................................        7.250   08/15/11      1,779,292
                                                                                   ------------
                                                                                     62,726,574
                                                                                   ------------
             UTAH  0.7%
    3,875    Bountiful, UT Hosp Rev South Davis Cmnty
             Hosp Proj..................................        9.500   12/15/18      5,000,881
    1,035    Utah St Hsg Fin Agy Single Family Mtg Insd
             Ser E2 (FHA Gtd)...........................        7.150   07/01/24      1,093,002
                                                                                   ------------
                                                                                      6,093,883
                                                                                   ------------

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             VIRGINIA  1.2%
 $  1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac
             Lease Rev Henrico Cnty Regl Jail Proj......        6.500%  08/01/10   $  1,719,735
    1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac
             Lease Rev Henrico Cnty Regl Jail Proj......        7.125   08/01/21      1,766,025
    2,000    Henrico Cnty, VA Indl Dev Auth Rev.........        5.875   03/01/17      2,139,140
    5,000    Roanoke, VA Indl Dev Auth Hosp Rev Roanoke
             Mem Hosp Carilion Hlth Sys Ser B Rfdg (MBIA
             Insd)......................................        4.700   07/01/20      5,290,250
                                                                                   ------------
                                                                                     10,915,150
                                                                                   ------------
             WASHINGTON 2.7%
    5,000    Bellevue, WA Convention Cent Auth Spl Oblig
             Rev Rfdg (MBIA Insd).......................            *   02/01/24      1,375,750
    3,400    Seattle, WA Ser F (a)......................        5.250   12/15/16      3,520,122
    3,765    Seattle, WA Ser F (a)......................        5.250   12/15/17      3,881,640
    1,750    Washington St Pub Pwr Supply Sys Nuclear
             Proj No 1 Rev (MBIA Insd)..................        5.750   07/01/12      1,911,140
   10,495    Washington St Pub Pwr Supply Sys Nuclear
             Proj No 1 Rev Ser B Rfdg (MBIA Insd).......        5.600   07/01/15     10,982,597
    9,000    Washington St Pub Pwr Supply Sys Nuclear
             Proj No 3 Rev (MBIA Insd)..................            *   07/01/16      3,702,870
                                                                                   ------------
                                                                                     25,374,119
                                                                                   ------------
             WEST VIRGINIA  0.8%
    6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste
             Disp Rev Potomac Edison Co Ser A...........        6.875   04/15/22      7,095,943
                                                                                   ------------
             WISCONSIN  2.8%
    1,115    Hartford, WI Wtr & Elec Sys Rev (AMBAC
             Insd)......................................        5.000   07/01/16      1,117,208
    1,000    Madison, WI Indl Dev Rev Madison Gas & Elec
             Co Proj A..................................        6.750   04/01/27      1,084,880
    5,250    Wisconsin Hsg & Econ Dev Auth Hsg Rev Ser
             B..........................................        7.050   11/01/22      5,643,592
    2,000    Wisconsin St Hlth & Edl Fac Auth Rev
             Agnesian Hlthcare Inc (MBIA Insd)..........        5.125   07/01/23      1,977,760
    7,280    Wisconsin St Hlth & Edl Fac Auth Rev
             Children's Hosp (FGIC Insd)................        5.000   08/15/10      7,475,468
    4,275    Wisconsin St Hlth & Edl Fac Auth Rev
             Marquette Univ (MBIA Insd) (a).............        4.750   06/01/23      4,069,373
    1,115    Wisconsin St Hlth & Edl Fac Auth Rev
             Middleton Glen Inc Proj (LOC: Great Western
             Bank)......................................        5.750   10/01/18      1,098,052
    2,485    Wisconsin St Hlth & Edl Fac Auth Rev
             Middleton Glen Inc Proj (LOC: Great Western
             Bank)......................................        5.750   10/01/28      2,422,552
    1,200    Wisconsin St Hlth & Edl Fac Auth Rev Spl
             Term Middleton Glen Inc Proj...............        5.900   10/01/28      1,194,912
                                                                                   ------------
                                                                                     26,083,797
                                                                                   ------------

                                               See Notes to Financial Statements

                                October 31, 1998
--------------------------------------------------------------------------------

Par Amount
  (000)                      Description                    Coupon      Maturity   Market Value
-----------------------------------------------------------------------------------------------
             WYOMING  0.9%
 $  4,000    Wyoming Cmnty Dev Auth Single Family Ser G
             (FHA Gtd)..................................        7.250%  06/01/21   $  4,288,480
    4,000    Wyoming Cmnty Dev Auth Single Family Ser H
             (FHA Gtd)..................................        7.100   06/01/12      4,312,440
                                                                                   ------------
                                                                                      8,600,920
                                                                                   ------------
             PUERTO RICO  1.8%
   17,380    Puerto Rico Comwlth Hwy & Tran Auth Tran
             Rev Ser A..................................        4.750   07/01/38     16,646,738
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS  101.8%
  (Cost $876,174,143)...........................................................    947,409,856
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.8%)...................................    (16,783,949)
                                                                                   ------------
NET ASSETS  100.0%..............................................................   $930,625,907
                                                                                   ============

* Zero coupon bond

(a) Securities purchased on a when issued or delayed delivery basis.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments, open option and open futures transactions.

(c) 144A securities are those which are exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(d) Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date.

                    PORTFOLIO COMPOSITION BY CREDIT QUALITY*

The following table summarizes the portfolio composition at October 31, 1998, based upon the highest credit quality ratings as determined by Standard & Poor's or Moody's.

AAA.......................     46.5%
AA........................      9.2
A.........................     13.7
BBB.......................     19.0
BB........................      0.6
Non-rated.................     11.0
                              -----
                              100.0%
                              =====

* As a percentage of Long-Term Investments.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $876,174,143).......................  $947,409,856
Receivables:
  Interest..................................................    16,745,334
  Investments Sold..........................................     8,361,081
  Variation Margin on Futures...............................        12,656
Options at Market Value (Net premiums received of
  $498,615).................................................        89,062
Other.......................................................         4,935
                                                              ------------
      Total Assets..........................................   972,622,924
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    36,663,553
  Custodian Bank............................................     3,502,876
  Income and Capital Gain Distributions - Common and
    Preferred Shares........................................       747,859
  Investment Advisory Fee...................................       555,190
  Administrative Fee........................................       158,626
  Affiliates................................................        29,919
Accrued Expenses............................................       236,977
Trustees' Deferred Compensation and Retirement Plans........       102,017
                                                              ------------
      Total Liabilities.....................................    41,997,017
                                                              ------------
NET ASSETS..................................................  $930,625,907
                                                              ============
NET ASSETS CONSIST OF:
Preferred Shares ($.01 par value, authorized 100,000,000
  shares, 6,000 issued
  with liquidation preference of $50,000 per share).........  $300,000,000
                                                              ------------
Common Shares ($.01 par value with an unlimited number of
  shares authorized,
  36,270,469 shares issued and outstanding).................       362,705
Paid in Surplus.............................................   536,817,998
Net Unrealized Appreciation.................................    72,656,123
Accumulated Net Realized Gain...............................    16,217,411
Accumulated Undistributed Net Investment Income.............     4,571,670
                                                              ------------
      Net Assets Applicable to Common Shares................   630,625,907
                                                              ------------
NET ASSETS..................................................  $930,625,907
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($630,625,907 divided
  by 36,270,469 shares outstanding).........................  $      17.39
                                                              ============

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                 For the Two Months Ended October 31, 1998 and
                         the Year Ended August 31, 1998
--------------------------------------------------------------------------------

                                                          Two Months Ended     Year Ended
                                                          October 31, 1998   August 31, 1998
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest................................................       $ 9,244,761       $55,377,420
                                                               -----------       -----------
EXPENSES:
Investment Advisory Fee.................................         1,089,100         6,409,333
Administrative Fee......................................           311,171         1,831,238
Preferred Share Maintenance.............................           135,485           805,646
Trustees' Fees and Expenses.............................            13,240            42,166
Legal...................................................             7,648            32,571
Custody.................................................             4,698            42,632
Other...................................................            98,002           507,524
                                                               -----------       -----------
    Total Expenses......................................         1,659,344         9,671,110

                                                               -----------       -----------
NET INVESTMENT INCOME...................................       $ 7,585,417       $45,706,310
                                                               ===========       ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...........................................       $ 2,621,006       $13,970,978
  Options...............................................               -0-           972,521
  Futures...............................................         2,202,003        (1,306,581)
                                                               -----------       -----------
Net Realized Gain.......................................         4,823,009        13,636,918
                                                               -----------       -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...............................        74,571,449        62,025,039
                                                               -----------       -----------
  End of the Period:
    Investments.........................................        71,235,713        74,643,439
    Futures.............................................           832,733           (71,990)
    Options.............................................           587,677               -0-
                                                               -----------       -----------
                                                                72,656,123        74,571,449
                                                               -----------       -----------
Net Unrealized Appreciation/Depreciation During the
  Period................................................        (1,915,326)       12,546,410
                                                               -----------       ------------
NET REALIZED AND UNREALIZED GAIN........................       $ 2,907,683       $26,183,328
                                                               ===========       ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..............       $10,493,100       $71,889,638
                                                               ===========       ===========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Two Months Ended October 31, 1998 and
                    the Years Ended August 31, 1998 and 1997
--------------------------------------------------------------------------------

                                          Two Months Ended     Year Ended        Year Ended
                                          October 31, 1998   August 31, 1998   August 31, 1997
----------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................      $  7,585,417      $ 45,706,310      $ 46,253,008
Net Realized Gain.......................         4,823,009        13,636,918         7,810,403
Net Unrealized Appreciation/Depreciation
  During the Period.....................        (1,915,326)       12,546,410        18,794,517
                                              ------------      ------------      ------------
Change in Net Assets from Operations....        10,493,100        71,889,638        72,857,928
                                              ------------      ------------      ------------
Distributions from Net Investment
  Income:
  Common Shares.........................        (5,803,033)      (34,818,029)      (34,818,328)
  Preferred Shares......................          (758,421)      (10,827,208)      (10,696,162)
                                              ------------      ------------      ------------
                                                (6,561,454)      (45,645,237)      (45,514,490)
                                              ------------      ------------      ------------
Distributions from Net Realized Gains:
  Common Shares.........................               -0-               -0-               -0-
  Preferred Shares......................        (1,479,439)              -0-               -0-
                                              ------------      ------------      ------------
                                                (1,479,439)              -0-               -0-
                                              ------------      ------------      ------------
Total Distributions.....................        (8,040,893)      (45,645,237)      (45,514,490)
                                              ------------      ------------      -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES............................         2,452,207        26,244,401        27,343,438
NET ASSETS:
Beginning of the Period.................       928,173,700       901,929,299       874,585,861
                                              ------------      ------------      ------------
End of the Period (Including accumulated
  undistributed net investment income of
  $4,571,670, $3,547,707 and $3,444,060,
  respectively).........................      $930,625,907      $928,173,700      $901,929,299
                                              ============      ============      ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

   The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                     Year Ended August 31,
                                                           Two Months Ended         ------------------------
                                                           October 31, 1998           1998            1997
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period(a).......             $17.319               $16.596         $15.842
                                                              --------              --------         -------
  Net Investment Income...........................                .210                 1.260           1.275
  Net Realized and Unrealized Gain/Loss...........                .080                  .722            .734
                                                              --------              --------         -------
Total from Investment Operations..................                .290                 1.982           2.009
                                                              --------              --------         -------
Less:
  Distributions from Net Investment Income:
    Paid to Common Shareholders...................                .160                  .960            .960
    Common Share Equivalent of Distributions Paid
      to Preferred Shareholders...................                .021                  .299            .295
  Distributions from Net Realized Gain:
    Paid to Common Shareholders...................                 -0-                   -0-             -0-
    Common Share Equivalent of Distributions Paid
      to Preferred Shareholders...................                .041                   -0-             -0-
                                                              --------              --------         -------
Total Distributions...............................                .222                 1.259           1.255
                                                              --------              --------         -------
Net Asset Value, End of the Period................             $17.387               $17.319         $16.596
                                                              ========              ========         =======
Market Price Per Share at End of the Period.......            $16.8125              $16.1875         $15.750
Total Investment Return at Market Price (b).......                4.84%*                9.06%          15.87%
Total Return at Net Asset Value (c)...............                1.33%*               10.38%          11.14%
Net Assets at End of the Period (In millions).....              $930.6                $928.2          $901.9
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares**..............................                1.57%                 1.57%           1.61%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d)..........                6.48%                 5.66%           6.04%
Portfolio Turnover................................                   6%*                  94%             54%
 * Non-Annualized
** Ratio of Expenses to Average Net Assets
  Including Preferred Shares......................                1.07%                 1.06%           1.07%

(a) Net Asset Value at September 27, 1991, is adjusted for common and preferred share offering costs of $.192 per common share.

(b) Total Investment Return at Market Price reflects the change in market value of the common shares for the period indicated with reinvestment of dividends in accordance with the Trust's dividend reinvestment plan.

(c) Total Return at Net Asset Value (NAV) reflects the change in value of the Trust's assets with reinvestment of dividends based upon NAV.

(d) Net Investment Income is adjusted for common share equivalent of distributions paid to preferred shareholders.

                              FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                            September 27, 1991
                                              (Commencement
          Year Ended August 31,               of Investment
-----------------------------------------     Operations) to
     1996      1995      1994      1993      August 31, 1992
--------------------------------------------------------------
    $15.734   $15.562   $17.035   $16.328        $14.808
    -------   -------   -------   -------        -------
      1.295     1.311     1.347     1.410          1.166
       .105      .266    (1.424)     .780          1.370
    -------   -------   -------   -------        -------
      1.400     1.577     (.077)    2.190          2.536
    -------   -------   -------   -------        -------
       .990     1.084     1.116     1.100           .811
       .302      .321      .280      .246           .205
        -0-       -0-       -0-      .111            -0-
        -0-       -0-       -0-      .026            -0-
    -------   -------   -------   -------        -------
      1.292     1.405     1.396     1.483          1.016
    -------   -------   -------   -------        -------
    $15.842   $15.734   $15.562   $17.035        $16.328
    =======   =======   =======   =======        =======
    $14.500   $14.250   $15.000   $16.750        $16.125
      8.98%     2.39%    (3.94%)   11.90%         13.24%*
      7.09%     8.55%    (2.22%)   12.31%         14.64%*
     $874.6    $870.7    $864.4    $917.9        $ 891.7
      1.61%     1.65%     1.64%     1.59%          1.49%
      6.20%     6.48%     6.52%     7.08%          6.85%
        36%       49%       47%       48%           100%*
      1.06%     1.07%     1.09%     1.06%          1.03%

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                                October 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991. In August 1998, the Trust's Board of Trustees approved a change in the Trust's fiscal year end from August 31 to October 31. As a result, this financial report reflects the two-month period commencing on September 1, 1998, and ending on October 31, 1998.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

                                October 31, 1998
--------------------------------------------------------------------------------

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral for tax purposes of losses resulting from wash sales and open futures positions, which are marked to market for tax purposes at October 31, 1998.

    At October 31, 1998, for federal income tax purposes, cost of long-term investments is $876,189,749; the aggregate gross unrealized appreciation is $71,637,395 and the aggregate gross unrealized depreciation is $417,288, resulting in net unrealized appreciation on long-term investments of $71,220,107.

E. DISTRIBUTION OF INCOME AND GAINS--The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between financial and tax basis reporting for the year ended August 31, 1998 have been identified and appropriately reclassified. Permanent book and tax basis differences relating to the recognition of certain expenses which are not deductible for tax purposes totaling $42,574 were reclassified from accumulated undistributed net investment income to capital.

    For the two months ended October 31, 1998, 99.88% of the income distributions made by the Trust were exempt from federal income taxes. Additionally, during the period, the Trust designated and paid to preferred shareholders $768,719 as a 20% rate gain distribution. In January 1999, the Trust will provide tax information to shareholders for the 1998 calendar year.

                                October 31, 1998
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .70% of the average net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .20% of the average net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the two months ended October 31, 1998 and the year ended August 31, 1998, the Trust recognized expenses of approximately $3,800 and $16,200, respectively, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    For the two months ended October 31, 1998 and the year ended August 31, 1998, the Trust recognized expenses of approximately $38,400 and $204,100, respectively, representing Van Kampen's cost of providing accounting and legal services to the Trust.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS
For the two months ended October 31, 1998, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $74,192,631 and $54,087,541, respectively. For the year ended August 31, 1998, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $869,941,859 and $860,035,223, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. The Trust has a variety of reasons to use derivative instruments, such as to attempt to protect the Trust

                                October 31, 1998
--------------------------------------------------------------------------------

against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Trust to manage the portfolio's effective maturity and duration.

     Transactions in options for the two months ended October 31, 1998 and the year ended August 31, 1998, were as follows:

                                                     CONTRACTS      PREMIUM
---------------------------------------------------------------------------
Outstanding at August 31, 1997...................      2,605      $ 158,071
Options Written and Purchased (Net)..............      6,350        904,986
Options Terminated in Closing Transactions
  (Net)..........................................     (2,863)      (202,813)
Options Expired (Net)............................     (6,092)      (860,244)
                                                     -------      ---------
Outstanding at August 31, 1998...................        -0-            -0-
Options Written and Purchased (Net)..............      2,100        498,615
Options Terminated in Closing Transactions
  (Net)..........................................        -0-            -0-
Options Expired (Net)............................        -0-            -0-
                                                     -------      ---------
Outstanding at October 31, 1998..................      2,100      $ 498,615
                                                     =======      =========

\                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                October 31, 1998
--------------------------------------------------------------------------------

     The related futures contracts of the outstanding option transactions as of October 31, 1998, and the descriptions and market values are as follows:

                                                          EXPIRATION    MARKET
                                                              MONTH/   VALUE OF
             DESCRIPTION               CONTRACTS      EXERCISE PRICE    OPTIONS
--------------------------------------------------------------------------------
Municipal Bond Futures
Dec 1998--Purchased Put..............        500             Dec/125   $ 765,625
Dec 1998--Written Put................        300             Dec/120     (70,313)
Dec 1998--Written Put................        600             Dec/121    (234,375)
Dec 1998--Written Put................        700             Dec/122    (371,875)
                                           -----                       ---------
                                           2,100                       $  89,062
                                           =====                       =========

The current notional value of each December 1998 Municipal Bond future is $125,469.

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

    Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the two months ended October 31, 1998 and the year ended August 31, 1998, were as follows:

                                                               CONTRACTS
------------------------------------------------------------------------
Outstanding at August 31, 1997.............................        456
Futures Opened.............................................      9,470
Futures Closed.............................................     (9,526)
                                                                ------
Outstanding at August 31, 1998.............................        400
Futures Opened.............................................      2,300
Futures Closed.............................................     (1,961)
                                                                ------
Outstanding at October 31,1998.............................        739
                                                                ======

                                October 31, 1998
--------------------------------------------------------------------------------

    The futures contracts outstanding as of October 31, 1998, and the descriptions and unrealized appreciation are as follows:

                                                                 UNREALIZED
                                                  CONTRACTS     APPRECIATION
-----------------------------------------------------------------------------
Long Contracts -- Dec. 1998 US Treasury Bond
  Future (Current notional value of $128,906
  per contract)...............................       327         $  646,071
Short Contracts -- Dec. 1998 Municipal Bond
  Future (Current notional value of $125,469
  per contract)...............................       412            186,662
                                                     ---         ----------
                                                     739         $  832,733
                                                     ===         ==========

C. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Trust to enhance the yield of the portfolio.

    An Embedded Cap security includes a cap strike level such that the coupon payment may be supplemented by cap payments if the floating rate index upon which the cap is based rises above the strike level. The Trust invests in these instruments as a hedge against a rise in the short-term interest rates which it pays on its preferred shares.

    An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the security's fixed swap rate and the floating swap index. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The Trust invests in these instruments as a hedge against a rise in the short-term interest rates which it pays on its preferred shares.

5. PREFERRED SHARES

The Trust has outstanding 6,000 Auction Preferred Shares ("APS") in four series of 1,500 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and Series C are 7 days, while Series B and Series D are 28 days. The average rate in effect on October 31, 1998, was 4.882%. During the two months ended October 31, 1998, the rates ranged from 3.19% to 5.75%.

                                October 31, 1998
--------------------------------------------------------------------------------

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of Preferred Share Maintenance expense.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $50,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

6. CAPITAL GAIN DISTRIBUTION

On December 3, 1998, the Trust declared a capital gain of $.4264 per common share, of which $.2443 is long-term and $.1821 is short-term, to common shareholders of record on December 15, 1998. The gain will be payable on December 31, 1998.

7. YEAR 2000 COMPLIANCE (UNAUDITED)

Van Kampen utilizes a number of computer programs across its entire operation relying on both internal software systems as well as external software systems provided by third parties. In 1996, Van Kampen initiated a CountDown 2000 Project to review both the internal systems and external vendor connections. The goal of this project is to position its business to continue unaffected as a result of the century change. At this time, there can be no assurance that the steps taken will be sufficient to avoid any adverse impact to the Trust, but Van Kampen does not anticipate that the move to Year 2000 will have a material impact on its ability to continue to provide the Trust with service at current levels. In addition, it is possible that the securities markets in which the Trust invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of

Van Kampen Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Van Kampen Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 1998, and the related statement of operations for the two-month period ended October 31, 1998 and the year ended August 31, 1998, the statement of changes in net assets for the two-month period ended October 31, 1998 and for each of the two years in the period ended August 31, 1998, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Municipal Trust as of October 31, 1998, the results of its operations for the two-month period ended October 31, 1998 and the year ended August 31, 1998, the changes in its net assets for the two-month period ended October 31, 1998 and for each of the two years in the period ended August 31, 1998, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
December 15, 1998

                           DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a prorata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:
                             Van Kampen Funds Inc.
                             Attn: Closed-End Funds
                              2800 Post Oak Blvd.
                               Houston, TX 77056

                           VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH

ROD DAMMEYER

HOWARD J KERR

DENNIS J. MCDONNELL* - Chairman

STEVEN MULLER

THEODORE A. MYERS

DON G. POWELL*

HUGO F. SONNENSCHEIN

WAYNE W. WHALEN*

OFFICERS

DENNIS J. MCDONNELL*
  President

RONALD A. NYBERG*
  Vice President and Secretary

JOHN L. SULLIVAN*
  Vice President, Treasurer and
  Chief Financial Officer

CURTIS W. MORELL*
  Vice President and Chief Accounting Officer

TANYA M. LODEN
  Controller

PETER W. HEGEL*
EDWARD C. WOOD, III*
  Vice Presidents
INVESTMENT ADVISER

VAN KAMPEN
INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND
TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, Illinois 60601

* "Interested" persons of the Trust, as defined in the Investment Company Act of 1940.

(C) Van Kampen Funds Inc., 1998 All rights reserved.

SM denotes a service mark of Van Kampen Funds Inc.

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